UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07921
The Bjurman, Barry Funds

(Exact name of registrant as specified in charter)
10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067-4103

(Address of principal executive offices) (Zip code)
BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-227-7264
Date of fiscal year end: 03/31/07
Date of reporting period: 12/31/06
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
§ 3507.

Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in§§ 210.12–12 — 12–14 of Regulation S-X [17 CFR 210.12–12 — 12–14]. The schedules need not be audited.

Bjurman, Barry Micro-Cap Growth Fund
Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

	Security
Shares	Description	Value

Common Stocks (100.8%):
Basic Materials (9.8%):
240,000	Landec Corp. (b)	$2,582,400
112,900	Metal Management, Inc.	4,273,265
530,000	MGP Ingredients, Inc. *	11,983,300
100,000	Multi-Color Corp.	3,285,000
152,000	PW Eagle, Inc. *	5,244,000
218,000	The Andersons, Inc. *	9,241,020

		36,608,985

Commercial/Industrial Services (8.4%):
60,000	A.M. Castle & Co.	1,527,000
51,500	Allis-Chalmers Energy, Inc. (b) *	1,186,560
64,900	Exponet, Inc. (b)	1,211,034
258,700	Matrix Service Co. (b) *	4,165,070
124,600	Medical Staffing Network Holdings, Inc. (b)	731,402
304,700	Perficient, Inc. (b)	5,000,127
61,000	Standard Parking Corp. (b)	2,343,010
362,500	SumTotal Systems, Inc. (b)	2,193,125
480,000	TheStreet.com, Inc. *	4,272,000
135,000	Thomas Group, Inc.	2,030,400
154,200	World Fuel Services Corp.	6,855,732

		31,515,460

Consumer Durables (1.6%):
140,000	RC2 Corp. (b)	6,160,000

Consumer Non-Durable (3.7%):
310,000	Jones Soda Co. (b) *	3,813,000
470,000	NutraCea (b) *	1,217,300
255,000	Steven Madden Ltd.	8,947,950

		13,978,250

Consumer Services (4.8%):
454,400	Interstate Hotels & Resorts, Inc. (b)	3,389,824
305,400	McCormick & Schmick’s Seafood Restaurants, Inc. (b)	7,341,816
230,000	Monarch Casino & Resort, Inc. (b)	5,492,400
183,800	New Frontier Media, Inc. (b)	1,766,318

		17,990,358

Electronic Technology (27.4%):
790,000	Actuate Corp. (b)	4,692,600
242,200	Anaren, Inc. (b)	4,301,472
1,437,400	Art Technology Group, Inc. (b)	3,349,142
19,600	AZZ, Inc. (b)	1,003,520
420,900	Bitstream, Inc. (b)	3,661,830
299,115	Captaris, Inc. (b)	2,324,124
112,050	Ceradyne, Inc. (b) *	6,330,825
311,600	Comtech Group, Inc. (b)*	5,668,004
400,000	CyberSource Corp. (b)	4,408,000
468,600	Datalink Corp. (b)	3,523,872
262,000	Digi International, Inc. (b)	3,612,980
230,505	Diodes, Inc. (b) *	8,178,317
94,500	Gilat Satellite Networks Ltd. (b)	832,545
215,100	Globecomm Systems, Inc. (b)	1,895,031
159,300	Hauppauge Digital, Inc. (b)	1,142,181
408,500	Internet Commerce Corp., Class A (b) *	1,294,945
350,300	Mikron Infrared, Inc. (b)	4,235,127
18,000	Nu Horizons Electronics Corp. (b)	185,220
146,700	PC-Tel, Inc. (b)	1,371,645
350,800	Pemstar, Inc. (b) *	1,350,580

	Security
Shares	Description	Value

250,400	Perceptron, Inc. (b)	2,120,888
185,800	Pericom Semiconductor Corp. (b)	2,131,126
212,800	Rainmaker Systems, Inc. (b) *	1,589,616
200,000	Silicom Ltd. (b)	1,854,000
250,600	SimpleTech, Inc. (b) *	3,177,608
635,000	Smith Micro Software, Inc. (b) *	9,010,650
156,600	SRS Labs, Inc. (b)	1,694,412
1,004,100	Stratex Networks, Inc. (b)	4,849,803
149,400	TESSCO Technologies, Inc. (b)	3,206,124
160,000	Ultra Clean Holdings, Inc. (b)	1,976,000
130,000	Verint Systems, Inc. (b)	4,456,400
294,087	Video Display Corp. (b) *	2,270,352
21,900	VSE Corp.	742,410

		102,441,349

Energy (4.5%):
144,900	American Oil & Gas, Inc. (b)*	949,095
69,500	Dawson Geophysical Co. (b)	2,531,885
258,400	ICO, Inc. (b)	1,457,376
151,600	Natural Gas Services Group (b) *	2,107,240
160,500	OMNI Energy Services Corp. (b) *	1,571,295
580,000	Pioneer Drilling Co. (b)	7,702,400
91,600	Xanser Corp. (b)	445,176

		16,764,467

Finance (10.1%):
100,000	21st Century Holdings Co. *	2,375,000
165,000	American Physicians Capital, Inc. (b)	6,606,600
150,000	Argonaut Group, Inc. (b)	5,229,000
89,200	Bank of the Ozarks, Inc. *	2,948,952
80,000	EMC Insurance Group, Inc. *	2,729,600
13,100	First Community Bancorp	684,737
55,600	International Assets Holding Corp. (b) *	1,596,276
160,000	Marlin Business Services, Inc. (b)	3,844,800
220,000	Meadowbrook Insurance Group, Inc. (b)	2,175,800
104,197	Mercer Insurance Goup, Inc.	2,100,612
113,500	U.S. Global Investors, Inc., Class A (b)*	7,632,875

		37,924,252

Health Care (11.9%):
210,000	Air Methods Corp. (b)	5,863,200
153,580	Avigen, Inc. (b)	810,902
131,800	Bovie Medical Corp. (b) *	1,195,426
189,400	First Consulting Group, Inc. (b)	2,606,144
374,300	Healthcare Services Group, Inc. *	10,839,728
245,600	HealthStream, Inc. (b)	970,120
311,000	HMS Holdings Corp. (b)	4,711,650
120,000	Medical Action Industries, Inc. (b)	3,868,800
48,400	Mesa Laboratories, Inc.	907,500
157,300	Metropolitan Health Networks, Inc. (b)	495,495
59,500	Neogen Corp. (b)	1,320,900
101,100	New Brunswick Scientific Co., Inc. (b)	818,910
174,500	Palomar Medical Technologies, Inc. (b)*	8,841,915
25,500	Zoll Medical Corp. (b)	1,485,120

		44,735,810

Producer Manufacturing (14.1%):
34,700	AAON, Inc.	911,916
445,000	Amerigon, Inc. (b)	4,298,700
36,000	Ampco-Pittsburgh Corp.	1,205,280
19,100	Core Molding Technologies, Inc. (b)	184,315
270,000	Dynamic Materials Corp. *	7,587,000
284,000	Fuel — Tech N.V. (b)	6,997,760
66,000	K-Tron International, Inc. (b)	4,928,220
100,000	Kadant, Inc. (b)	2,438,000
210,000	Lamson & Sessions Co. (b) *	5,094,600
240,000	MagneTek, Inc. (b)	1,356,000
5,334	Powell Industries, Inc. (b)	168,394
508,350	Smith & Wesson Holding Corp. (b) *	5,256,339
300,000	Spartan Motors, Inc.	4,554,000

	Security
Shares	Description	Value

14,000	Tat Technologies Ltd.	223,580
74,400	The Middleby Corp. (b)	7,787,448

		52,991,552

Retail (3.9%):
70,000	Books-A-Million, Inc.	1,587,600
384,900	Casual Male Retail Group, Inc. (b) *	5,022,945
256,240	PC Connection, Inc. (b) *	3,800,039
141,000	PC Mall, Inc. (b)	1,486,140
140,000	Rentrak Corp. (b)	2,170,000
94,850	Zones, Inc. (b)	708,530

		14,775,254

Transportation (0.1%):
18,900	P.A.M. Transportation Services, Inc. (b)	416,178

Utilities (0.5%):
91,600	Eschelon Telecom, Inc. (b)	1,814,596

Total Common Stocks		378,116,511

Total Investments (Cost $240,032,152) (a) — 100.8%		378,116,511
Liabilities in excess of other assets — (0.8)%		3,007,185

NET ASSETS — 100.0%		$375,109,326

*	A portion or all of this security is out on loan as of December 31, 2006

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$143,880,812
Unrealized depreciation	(5,796,454)

Net unrealized appreciation	$138,084,358

(b)	Represents non-income producing security.
See notes to schedule of portfolio investments.

Bjurman, Barry Mid Cap Growth Fund
Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

	Security
Shares	Description	Value

Common Stocks (97.7%):
Basic Materials (6.1%):
1,700	Allegheny Technologies, Inc.	$154,156
990	Copano Energy LLC	59,054
3,300	Lyondell Chemical Co.	84,381
1,500	Rogers Corp. (b)	88,725
161	Tronox, Inc. — Class B	2,542

		388,858

Commercial/Industrial Services (3.5%):
2,500	FTI Consulting (b)	69,725
4,000	Valueclick, Inc. (b)	94,520
1,000	WESCO International, Inc. (b)	58,810

		223,055

Consumer Non-Durable (3.1%):
2,000	Coach, Inc. (b)	85,920
7,000	Quiksilver, Inc. (b)	110,250

		196,170

Consumer Services (1.7%):
4,500	CTC Media, Inc. (b)	108,045

Electronic Technology (34.0%):
4,500	Agere Systems, Inc. (b)	86,265
1,800	Alliance Data Systems Corp. (b)	112,446
1,900	Anixter International, Inc. (b) *	103,170
5,900	Arris Group, Inc. (b)	73,809
3,250	DRS Technologies, Inc.	171,210
1,700	Harris Corp.	77,962
2,300	Hittite Microwave Corp. (b)	74,336
4,400	Integrated Device Technology, Inc. (b)	68,112
1,200	Lam Research Corp. (b)	60,744
8,000	Marvel Technology Group Ltd. (b)	153,520
4,700	MKS Instruments, Inc. (b)	106,126
5,500	NetEase.com, Inc. (b) *	102,795
2,100	NeuStar, Inc., Class A (b)	68,124
16,800	ON Semicondusctor Corp. (b) *	127,176
1,300	Precision Castparts Corp.	101,764
3,100	Redback Networks, Inc. (b)	77,314
1,000	Rockwell Automation, Inc.	61,080
1,050	SanDisk Corp. (b)	45,182
9,200	Sonus Networks, Inc. (b)	60,628
2,400	Technitrol, Inc.	57,336
1,800	Transaction Systems Architects, Inc. (b)	58,626
3,700	Trident Microsystems, Inc. (b)	67,266
1,550	Varian Semiconductor Equipment Associates, Inc. (b)	70,556
5,200	VeriFone Holdings, Inc. (b) *	184,079

		2,169,626

Energy (5.6%):
1,600	Diamond Offshore Drilling, Inc. *	127,904
4,100	Hanover Compressor Co. (b)	77,449
3,400	Patterson-UTI Energy, Inc.	78,982
2,800	Western Refining, Inc.	71,288

		355,623

Finance (13.5%):
2,900	Argonaut Group, Inc. (b)	101,094
1,400	Assurant, Inc.	77,350
3,000	CNA Financial Corp. (b)	120,960

	Security
Shares	Description	Value

1,850	GFI Group, Inc. (b) *	115,181
3,300	IPC Holdings, Ltd.	103,785
3,800	Nasdaq Stock Market, Inc. (b)	117,002
2,300	Selective Insurance Group, Inc.	131,767
3,300	The Commerce Group, Inc.	98,175

		865,314

Health Care (16.5%):
3,600	Allscripts Healthcare Solution, Inc. (b) *	97,164
2,100	Dade Behring Holdings, Inc.	83,601
4,600	Dr. Reddy’s Laboratories Ltd. ADR *	83,720
3,300	Hologic, Inc. (b)	156,024
900	Intuitive Surgical, Inc. (b)	86,310
2,000	Inverness Medical Innovations, Inc. (b)	77,400
1,100	Invitrogen Corp. (b)	62,249
2,000	Kyphon, Inc. (b)	80,800
1,800	Laboratory Corporation of America Holdings (b)	132,246
2,250	PDL BioPharma, Inc. (b)	45,315
2,300	Pharmaceutical Product Development, Inc.	74,106
1,200	Sepracor, Inc. (b)	73,896
2,700	The Medicines Co. (b)	85,644

		1,138,475

Producer Manufacturing (4.5%):
800	Cummins, Inc.	94,544
800	General Cable Corp. (b)	34,968
3,300	Joy Global, Inc.	159,522

		289,034

Retail (1.3%):
800	AnnTaylor Stores Corp. (b)	26,272
1,200	The Pantry, Inc. (b)	56,208

		82,480

Transportation (4.0%):
2,400	C.H. Robinson Worldwide, Inc. *	98,136
1,800	Kansas City Southern Industries (b)	52,164
3,600	UTI Worldwide, Inc.	107,640

		257,940

Utilities (3.9%):
2,200	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	74,448
2,700	NII Holdings, Inc. (b)	173,988

		248,436

Total Common Stocks (Cost $5,178,871)		6,323056

Total Investments (Cost $5,178,871) (a) — 99.0%		6,323,056
Other assets in excess of liabilities — 1.0%		63,156

NET ASSETS - 100.0%		$6,386,212

*	A portion or all of this security is out on loan as of December 31. 2006

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,330,055
Unrealized depreciation	(185,870)

Net unrealized appreciation	$1,144,185

(b)	Represents non-income producing security.

ADR	— American Depository Receipts
PLC	— Public Limited Co.
See notes to schedule of portfolio investments.

Bjurman, Barry Small Cap Growth Fund
Schedule of Portfolio Investments
(Unaudited)	December 31, 2006

	Security
Shares	Description	Value

Common Stocks (99.2%):
Basic Materials (2.4%):
6,200	PW Eagle, Inc. *	$213,900
3,000	Rogers Corp. (b)	177,450

		391,350

Commercial/Industrial Services (8.0%):
16,000	24/7 Real Media, Inc. (b)	144,800
9,000	Allis-Chalmers Energy, Inc. (b)	207,360
4,500	AMN Healthcare Services, Inc. (b)	123,930
10,000	COMSYS IT Partners, Inc. (b)	202,100
2,900	Huron Consulting Group, Inc. (b)	131,486
9,000	TeleTech Holdings, Inc. (b)	214,920
32,000	TheStreet.com, Inc. *	284,800

		1,309,396

Consumer Durables (1.5%):
8,300	Movado Group, Inc.	240,700

Consumer Non-Durable (5.0%):
3,000	Crocs, Inc. (b)	129,600
23,200	Jones Soda Co. (b) *	285,360
7,500	Steven Madden Ltd.	263,175
4,000	The Boston Beer Company, Inc., Class A (b)	143,920

		822,055

Consumer Services (2.4%):
5,800	GMARKET, Inc. ADR (b)	138,968
10,000	The Knot, Inc. (b)	262,400

		401,368

Electronic Technology (41.3%):
11,000	Advanced Energy Industries, Inc. (b)	207,570
7,000	Atheros Communications (b)	149,240
24,000	C-COR, Inc. (b)	267,360
21,000	Captaris, Inc. (b)	163,170
5,000	Ceradyne, Inc. (b)	282,500
5,800	Heartland Payment Systems, Inc.	163,850
18,000	Interactive Intelligence, Inc. (b)	403,560
14,000	Interwoven, Inc. (b)	205,380
10,000	Kaman Corp.	223,900
8,000	Mikron Infrared, Inc. (b)	96,720
14,000	Newport Corp. (b)	293,300
3,200	Nu Horizons Electronics Corp. (b)	32,928
14,500	Oplink Communications, Inc. (b)	298,120
18,000	OPNET Technologies, Inc. (b)	260,100
17,000	Pericom Semiconductor Corp. (b)	194,990
7,000	Redback Networks, Inc. (b)	174,580
29,000	SimpleTech, Inc. (b) *	367,720
42,000	Skyworks Solutions, Inc. (b)	297,360
20,300	Smith Micro Software, Inc. (b)	288,057
43,000	Sonus Networks, Inc. (b)	283,370
10,000	SPSS, Inc. (b)	300,700
13,300	SRS Labs, Inc. (b)	143,906
57,000	Stratex Networks, Inc. (b)	275,310
8,700	Supertex, Inc. (b)	341,475
25,000	Syntax-Brillian Corp. (b) *	214,750
50,000	TeleCommunication Systems, Inc., Class A (b) *	155,000
12,600	Tyler Technologies, Inc. (b)	177,156
13,400	Ultra Clean Holdings, Inc. (b)	165,490
32,000	VASCO Data Security International, Inc. (b)	379,200

	Security
Shares	Description	Value

		6,806,762

Energy (9.3%):
3,000	Atlas America, Inc. (b)	152,910
6,700	Gulf Island Fabrication, Inc.	247,230
23,000	Input/Output, Inc. (b)	313,490
1,900	Lufkin Industries, Inc.	110,352
13,000	Metretek Technologies, Inc. (b) *	160,160
9,300	NATCO Group, Inc. (b)	296,484
9,700	Superior Well Services, Inc. (b)	247,932

		1,528,558

Finance (3.5%):
7,700	Darwin Professional Underwriters, Inc. (b)	180,565
11,000	EZCORP, Inc. (b)	178,750
4,300	Safety Insurance Group, Inc.	218,053

		577,368

Health Care (16.4%):
8,100	Allscripts Healthcare Solution, Inc. (b) *	218,619
25,000	Bovie Medical Corp. (b) *	226,750
10,000	Bradley Pharmaceuticals, Inc. (b)	205,800
5,600	Cutera, Inc. (b)	151,200
25,000	Dendrite International, Inc. (b)	267,750
6,000	Healthspring, Inc. (b)	122,100
11,000	HMS Holdings Corp. (b)	166,650
5,000	ICON plc ADR (b)	188,500
6,000	InVentiv Health, Inc. (b)	212,100
1,600	LHC Group, Inc. (b)	45,616
10,200	PAREXEL International Corp. (b)	295,494
11,000	Somanetics Corp. (b)	251,130
6,000	Zoll Medical Corp. (b)	349,440

		2,701,149

Producer Manufacturing (3.3%):
8,700	Apogee Enterprises, Inc.	167,997
10,000	Smith & Wesson Holding Corp. (b) *	103,400
8,000	Superior Essex, Inc. (b)	266,000

		537,397

Retail (6.2%):
12,000	Charlotte Russe Holding, Inc. (b)	369,000
10,000	PC Connection, Inc. (b) *	148,300
4,600	Shoe Carnival, Inc. (b)	145,360
30,000	Zones, Inc. (b)	224,100

		1,025,728

Utilities (0.7%):
7,900	Alaska Communications Systems Group, Inc.	120,001

Total Common Stocks		16,322,864

Total Investments (Cost $15,295,268) (a) — 99.2%		16,322,864
Other assets in excess of liabilities — 0.8%		134,623

NET ASSETS — 100.0%		$16,457,487

*	A portion or all of this security is out on loan as of December 31, 2006

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,552,187
Unrealized depreciation	(524,591)

Net unrealized appreciation	$1,027,596

(b)	Represents non-income producing security.

ADR	— American Depositary Receipt

PLC	— Public Limited Co.
See notes to schedule of portfolio investments.

The Bjurman, Barry Funds
Notes to Schedule of Portfolio Investments
December 31, 2006 (Unaudited)
Security Valuation
Securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale prices as of the close of the regular session on trading on the NYSE, normally at 4:00 p.m. Eastern time, on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price. Securities traded in the over-the-counter market, and that are not quoted by NASDAQ, are valued at the last sales price (or, if last sale price in not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE, normally at 4:00 p.m. Eastern time, on the day the securities are being valued. Securities that are traded both in the over-the-counter market and stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.
Investment Income
Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.
Security Transactions
Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.
Loans of Portfolio Securities
Each Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Bjurman, Barry & Associates (the “Adviser”) to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.
Additional Information
For additional information and a free prospectus about The Bjurman, Barry Funds call: 1-800-227-7264 or visit The Bjurman, Barry Funds’ website at http://www.bjurmanbarry.com

Item 2. Controls and Procedures.
(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Bjurman, Barry Funds

By (Signature and Title)*	/s/ G. Andrew Bjurman
G. Andrew Bjurman
Co-President
Date February 9, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ O. Thomas Barry III
O. Thomas Barry III
Co-President
Date February 9, 2007

By (Signature and Title)*	/s/ M. David Cottrell
M. David Cottrell
Treasurer
Date February 9, 2007